Subsequent Event	12 Months Ended
Sep. 30, 2013
Subsequent Event [Abstract]
Subsequent Event
Note 12 — Subsequent Event

Pursuant to the Company’s Amended and Restated Memorandum and Articles of Association, if the Company anticipated that it would not be able to consummate a Business Combination by January 24, 2014, the Company was permitted to extend the period of time to consummate a Business Combination by up to an additional 90 days by offering Public Shareholders the right to have their shares redeemed for a pro rata portion of the amount then on deposit in the Trust Account; provided that the Company would not extend the period of time to consummate an Business Combination if it caused the Company to have less than $5,000,001 of net tangible assets.  The Company determined that it would not complete an initial Business Combination by January 24, 2014.  Accordingly, on December 23, 2013, the Company commenced a tender offer in connection with taking advantage of the full 90-day period (the “Extension Tender”).  On January 24, 2014, the Company consummated the Extension Tender and in connection therewith took advantage of the full 90-day period.  The Company redeemed 1,770,937 public shares in the Extension Tender for an aggregate purchase price of $18,287,032 which funds were paid from the Trust Account. Accordingly, the Company now has until April 24, 2014 to consummate an initial Business Combination.